Deferred Revenues	12 Months Ended
Dec. 31, 2017
Deferred Revenues [Abstract]
Deferred Revenues
28.	Deferred Revenues

Deferred revenue related to the Company’s construction contracts for the years ended December 31, 2016 and 2017 are as follows which included in current and non-current non-financial liabilities in the consolidated statements of financial position:

		2016	2017
		In millions of won
Beginning balance	￦	7,165,297	7,825,765
Increase during the current year / period		1,087,765	978,389
Recognized as revenue during the current year / period		(427,297)	(478,973)

Ending balance	￦	7,825,765	8,325,181